Annual Fund Operating Expenses - Class D Shares - Janus Henderson Global Sustainable Equity Fund - Class D	Jan. 29, 2021
Operating Expenses:
Management Fees	0.75%
Other Expenses	0.62%	[1]
Total Annual Fund Operating Expenses	1.37%
Fee Waiver	0.37%	[2]
Total Annual Fund Operating Expenses After Fee Waiver	1.00%	[2]

[1]	Other Expenses are based on the estimated annualized expenses that the Fund expects to incur.
[2]	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding administrative services fees (including out-of-pocket costs), brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.85% for at least a one-year period commencing on January 28, 2021. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees. For a period beginning with the Fund’s commencement of operations (June 25, 2020) and expiring on the third anniversary of the commencement of operations, or when the Fund’s assets meet the first breakpoint in the investment advisory fee schedule (0.75% of the first $2 billion of the average daily closing net asset value of the Fund), whichever occurs first, Janus Capital may recover from the Fund fees and expenses previously waived or reimbursed, which could then be considered a deferral, if the Fund’s expense ratio, including recovered expenses, falls below the expense limit. There is no guarantee that the Fund’s assets will reach this asset level.